UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01639

Engex, Inc.
(Exact name of registrant as specified in charter)

44 Wall Street, 2nd Floor, New York, NY 10005
(Address of principal executive offices) (Zip code)

CT Corporation, 111 Eighth Avenue, New York, NY 10011
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 212-495-4200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2011

(UNAUDITED)

Item 1.                      Schedule of Investments
 June 30, 2011

SHARES	MARKET VALUE	TOTAL
MARKETABLE SECURITIES: COMMON STOCK (82%)
Biotechnology (81.9%)
Enzo Biochem, Inc.*	1,050,096 shs	$4,462,908
Keryx Biopharmaceuticals, Inc.*	31,700 shs	$149,941
MiMedx Group, Inc.*	382,342 shs	$293,639
			$4,906,488
Technology (0.0%)
Silverstar Holdings Ltd. *	51,600 shs	$516
			$516
Gaming Industry (.2%)
American Vantage Companies *	474,500 shs	$12,147
			$12,147

TOTAL INVESTMENT IN MARKETABLE SECURITIES (COST – $9,001,763)			$4,919,151

PRIVATE INVESTMENTS* (9.5%)
Lifesync Holdings, Inc. (a)	4,675 shs	0
Corente, Inc. (b)	11,793 shs	0
GFK AG 3rd Closing Price Receivable (c)	N/A	$172,288
MRI Interventions, Inc. Common Stock (d)	569,684 shs	$333,312
MRI Interventions, Inc. Promissory Note (d)		$33,945
Mimedx Group, Inc. B1 Warrant *	50,000 shs	$12,500
Mimedx Group, Inc. B2 Warrant *	25,000 shs	$8,875
Mimedx Group, Inc. B3 Warrant *	25,000 shs	$8,875

TOTAL PRIVATE INVESTMENTS (COST – $2,937,054)			$569,795

*             Non-income-producing securities
(a)           Formerly, GMP Companies, Inc.
(b)           Formerly, Openreach.Com
(c)           Formerly, Etilize
(d)           Formerly, Surgivision, inc.

(UNAUDITED)

FAIR VALUE MEASUREMENTS

Investments in securities are carried at estimated fair value.  Fair value estimates are made at a specific point in time, are subjective in nature, and involve uncertainties and matters of significant judgment.

Fair Value Measurements  The applicable accounting pronouncement on fair value measurements clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosure about the use of the fair value measurements. Under the pronouncement, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The most significant element of the fair value standard is the development of a three-level fair value hierarchy. The three levels of the hierarchy and the material input considerations are as follows:

Fair Value Hierarchy
Level 1 Inputs – include unadjusted quoted prices for identical investments or liabilities in active markets (e.g., exchange-traded securities).  An active market is defined as a market in which transactions for the investment or liability occur with sufficient frequency and volume to provide reliable pricing information on an ongoing basis.

Level 2 Inputs – include quoted prices for identical assets in markets that are not active (e.g., thinly traded securities), quoted prices for similar assets (e.g., restricted securities, private investments in public companies, etc.) or market inputs other than the directly observable quoted price.  These “other market inputs” are often used in conjunction with valuation models and include interest rates, yield curves, prepayment speeds, default rates and other market-corroborated inputs.

Level 3 Inputs – valuations are based on unobservable inputs which include option-pricing models using historical volatility, the Fund’s own data or assumptions as a multiple of earnings or discounted cash flow, projections and forecasts made available to the Fund by the private investment entities and other similar financial and operational information not available to, or observable by, the public domain.

A summary of the inputs used at June 30, 2011 in valuing each of the Fund’s assets is:

	Level 1 – Quoted Prices	Level 2- Other Significant Observable Inputs *	Level 3- Significant Unobservable Inputs	Total Fair Value at March 31, 2011
Marketable Securities:
American Vantage Companies		$12,147	--	$12,147
Enzo Biochem, Inc.	$4,462,908	--	--	4,462,908
Keryx Biopharmaceuticals, Inc.	149,941	--	--	149,941
MiMedx Group, Inc.	--	293,639	--	293,639
Silverstar Holdings Ltd	516		--	516

Total Investment in Marketable Securities	$4,613,365	$305,786	$--	$4,919,151

Private Investments:
MiMedx Group, Inc. Warrants Restricted B1**	--	--	12,500	12,500
MiMedx Group, Inc. Warrants Restricted B2**	--	--	8,875	8,875
MiMedx Group, Inc. Warrants Restricted B3**	--	--	8,875	8,875
MRI Interventions, Inc. (formerly, Surgivision, Inc.)	--	--	333,312	333,312
MRI Interventions, Inc. (formerly, Surgivision, Inc.) Note	--	--	33,945	33,945
GFK AG 3rd Closing Price Receivable	--	--	172,288	172,288

Total Private Investments	$--	$--	$569,795	$569,795

* For Level 2 securities, management has applied a 20.00% discount against the available quoted market price in its fair market value determination.

    ** Black-Scholes value method was used to determine the price of the MiMedx Group, Inc. warrants.

(UNAUDITED)

Unrealized Depreciation and Appreciation

For the three months ended June 30, 2011, there were no purchases or sales of investment securities.  Gross unrealized appreciation amounted to $68,591 and gross unrealized depreciation amounted to $41,466 for the three months ended June 30, 2011.

The total gross unrealized appreciation was $225,995 and the total gross unrealized depreciation was $6,675,866 as of June 30, 2011.

The net unrealized depreciation was $6,449,871 for the period ended June 30, 2011.

The total cost of marketable securities was $9,001,763 and the total cost of private investments was $2,937,054 for federal tax purposes for the period ended June 30, 2011.

Item 2.                                Controls and Procedures.

(a)
Registrant’s principal executive and principal financial officers agree that Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the 1940 Act, are effective, based on their evaluation of these controls and procedures, as required by Rule 30a-3(b), within 90 days of the filling date of this report.

(b)
During the Registrant’s last fiscal quarter, there were no changes in its internal controls over financial reporting that materially affected, or are likely to materially affect, the Registrant’s internal controls over financial reporting.

Item 3.                                Exhibits.

(1)           Certification of principal executive officer

(2)           Certification of principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Engex, Inc.

By:    /s/ J. Morton Davis
J. Morton Davis, President

Date: August 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ J. Morton Davis
J. Morton Davis, President

Date: August 29, 2011

By:     /s/ Michael Siciliano
Michael Siciliano, Treasurer

Date: August 29, 2011

Exhibit (1)

I, J. Morton Davis, certify that:

1.	I have reviewed this report on Form N-Q of Engex, Inc. (the “registrant”);

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedule of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)           Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)           Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)           Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d)           Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors:

a)           All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)           Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

August 29, 2011

/s/ J. Morton Davis
J. Morton Davis
President

Exhibit (2)

I, Michael Siciliano, certify that:

1.	I have reviewed this report on Form N-Q of Engex, Inc. (the “registrant”);

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedule of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)           Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)           Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)           Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d)           Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors:

a)           All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)           Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

August 29, 2011

/s/ Michael Siciliano
Michael Siciliano
Treasurer